Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation

Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of September 30, 2025 and March 31, 2025:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Office equipment	14,488	14,488	1,862
Leasehold improvements	246,332	246,332	31,659
Motor Vehicles	350,082	922,536	118,564
Less: accumulated depreciation	(418,357)	(510,610)	(65,624)
Net book value	192,545	672,746	86,461

Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Office equipment	14,488	14,488	1,862
Leasehold improvements	246,332	246,332	31,663
Motor Vehicles	350,082	350,082	44,998
Less: accumulated depreciation	(342,506)	(418,357)	(53,774)
Net book value	268,396	192,545	24,749